Assets Held for Sale Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012
Assets Held for Sale [Abstract]
Proceeds from Sale of Property Held-for-sale	$ 14,000,000
Closing costs related to sale of property			633,000
Real Estate Taxes and Insurance			792,000
Escrow Deposits Related to Property Sales	830,000
Gain (Loss) on Sale of Property Plant Equipment			213,000
Operating Leases, Rent Expense	357,000
Sale Leaseback Transaction, Current Period Gain Recognized	$ (26,000)	$ 0